ING Investors Trust

ING Oppenheimer Active Asset Allocation Portfolio (“Portfolio”)

Supplement dated November 21, 2008

to the Portfolio’s Service Class (“Class S”)  Prospectus dated October 1, 2008

On November 14, 2008, the Board of Trustees of ING Investors Trust approved a substitution of the Portfolio’s investment adviser from Directed Services LLC to its affiliate, ING Investments, LLC. Directed Services LLC and ING Investments LLC are both wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). Following the substitution, ING Groep, the parent of Directed Services LLC, is and will continue to be the parent of ING Investments, LLC. All investment advisory activities currently provided by Directed Services LLC will continue to be provided by the same investment professionals in their capacities as officers and/or employees of ING Investments, LLC with no changes to the investment advisory fees to be paid by the Portfolio. The new investment management agreement between the Portfolio and ING Investments, LLC is effective as of November 17, 2008.

Effective November 17, 2008, the Prospectus is revised as follows:

1.                                       All references to “Directed Services LLC” and “DSL” are deleted in their entirety and replaced with “ING Investments, LLC” and “ING Investments,” respectively.

2.                                       The first three paragraphs of the section entitled “Management and Other Service Providers – Adviser” found on page 30 of the Class S Prospectus are hereby deleted in their entirety and replaced with the following:

ING Investments, LLC (“ING Investments” or “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. ING Investments became an investment management firm in April, 1995

The principal office of ING Investments is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  As of September 30, 2008, ING Investments managed approximately $37.4 billion in assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING Oppenheimer Active Asset Allocation Portfolio (“Portfolio”)

Supplement dated November 21, 2008

to the Portfolio’s Service Class (“Class S”) Statement of Additional Information (“SAI”)

dated October 1, 2008

On November 14, 2008, the Board of Trustees of ING Investors Trust approved a substitution of the Portfolio’s investment adviser from Directed Services LLC to its affiliate, ING Investments, LLC. Directed Services LLC and ING Investments LLC are both wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). Following the substitution, ING Groep, the parent of Directed Services LLC, is and will continue to be the parent of ING Investments, LLC. All investment advisory activities currently provided by Directed Services LLC will continue to be provided by the same investment professionals in their capacities as officers and/or employees of ING Investments, LLC with no changes to the investment advisory fees to be paid by the Portfolio. The new investment management agreement between the Portfolio and ING Investments, LLC is effective as of November 17, 2008.

Effective November 17, 2008, the SAI is revised as follows:

1.                                       All references to “Directed Services LLC” and “DSL” are deleted in their entirety and replaced with “ING Investments, LLC” and “ING Investments,” respectively.

2.                                       The first two paragraphs of the section entitled “Adviser” found on page 74 of the SAI are hereby deleted in their entirety and replaced with the following:

ING Investments serves as the adviser to the Portfolio pursuant to a management agreement between ING Investments and the Trust (“Advisory Agreement”). ING Investment’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is an Arizona corporation that is an indirect, wholly-owned subsidiary ING Groep. ING Investments is registered with the SEC as an investment adviser.

ING Investments began providing investment management services in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE